REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6%
	AEROSPACE & DEFENSE — 3.0%
950,000	Boeing Company (The)		4.5080	05/01/23	$ 946,237
796,000	L3 Technologies, Inc.		3.9500	05/28/24	775,528
1,000,000	L3Harris Technologies, Inc.		3.8500	06/15/23	991,267
1,500,000	Northrop Grumman Corporation		3.2500	08/01/23	1,479,743
500,000	Raytheon Technologies Corporation		3.7000	12/15/23	493,461
					4,686,236
	ASSET MANAGEMENT — 0.4%
158,000	Ares Capital Corporation		3.5000	02/10/23	157,094
500,000	Charles Schwab Corporation (The)		3.5500	02/01/24	491,416
					648,510
	AUTOMOTIVE — 3.9%
500,000	Daimler Finance North America, LLC(a)		3.6500	02/22/24	490,942
900,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	897,876
500,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	491,318
400,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	387,029
525,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	507,658
750,000	General Motors Financial Company, Inc.		4.1500	06/19/23	743,855
1,000,000	General Motors Financial Company, Inc.		1.7000	08/18/23	968,460
540,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	02/15/23	536,846
200,000	Volkswagen Group of America Finance, LLC(a)		3.1250	05/12/23	197,698
1,000,000	Volkswagen Group of America Finance, LLC(a)		4.2500	11/13/23	987,942
					6,209,624
	BANKING — 12.9%
1,000,000	Bank of America Corporation(b)	US0003M + 0.790%	3.0040	12/20/23	996,412
829,000	Bank of Ireland Group plc(a)		4.5000	11/25/23	813,033
404,000	Bank of Montreal(c)		0.4500	12/29/23	384,261
500,000	Bank of Montreal		3.3000	02/05/24	487,823
1,100,000	Banque Federative du Credit Mutuel S.A.		3.7500	07/20/23	1,086,784
250,000	BNP Paribas S.A.(a)		4.3750	09/28/25	232,598
663,000	BPCE S.A.(a)		5.7000	10/22/23	649,268
700,000	BPCE S.A.(a)		4.5000	03/15/25	657,371
500,000	Canadian Imperial Bank of Commerce		3.8500	02/16/24	491,900
500,000	Citibank NA		3.6500	01/23/24	492,221
500,000	Cooperatieve Rabobank UA(a)		3.8750	09/26/23	492,856

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	BANKING — 12.9% (Continued)
100,000	Cooperatieve Rabobank UA		4.6250	12/01/23	$ 99,201
1,168,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,096,740
1,000,000	Danske Bank A/S(a)		3.8750	09/12/23	979,314
1,000,000	Discover Bank		4.2000	08/08/23	989,549
100,000	Fifth Third Bancorp		4.3000	01/16/24	98,552
850,000	Fifth Third Bancorp		3.6500	01/25/24	830,066
1,000,000	ING Bank N.V.(a)		5.8000	09/25/23	996,420
750,000	JPMorgan Chase & Company(b)	US0003M + 0.730%	3.5590	04/23/24	742,784
1,000,000	KeyBank NA(b)	SOFRRATE + 0.340%	0.4230	01/03/24	990,799
515,000	Mitsubishi UFJ Financial Group, Inc.		3.7610	07/26/23	508,745
1,013,000	Natwest Group plc		3.8750	09/12/23	997,586
500,000	Nordea Bank Abp(a)		3.7500	08/30/23	492,580
1,000,000	PNC Bank NA		3.8000	07/25/23	991,429
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	880,603
1,000,000	Svenska Handelsbanken A.B.		3.9000	11/20/23	984,793
131,000	Toronto-Dominion Bank (The)		0.4500	09/11/23	125,572
420,000	Toronto-Dominion Bank (The)		2.6500	06/12/24	402,469
1,000,000	Wells Fargo & Company		4.1250	08/15/23	992,165
470,000	Wells Fargo & Company Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	459,166
					20,443,060
	BEVERAGES — 0.2%
267,000	Diageo Capital plc		3.5000	09/18/23	262,831

	BIOTECH & PHARMA — 0.7%
200,000	AbbVie, Inc.		3.7500	11/14/23	197,421
355,000	Bayer US Finance II, LLC(a)		3.8750	12/15/23	348,150
529,000	Gilead Sciences, Inc.		2.5000	09/01/23	517,562
					1,063,133
	CHEMICALS — 0.1%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	194,817

	CONSTRUCTION MATERIALS — 0.7%
1,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	967,469

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	CONTAINERS & PACKAGING — 0.2%
400,000	Ball Corporation	4.0000	11/15/23	$ 392,950

	ELECTRIC UTILITIES — 2.3%
560,000	American Electric Power Company, Inc.	0.7500	11/01/23	534,389
350,000	Electricite de France S.A.(a)	3.6250	10/13/25	330,525
700,000	Enel Finance International N.V.(a)	2.6500	09/10/24	654,161
500,000	Pennsylvania Electric Company(a)	4.1500	04/15/25	475,391
1,300,000	Public Service Enterprise Group, Inc.	0.8410	11/08/23	1,238,678
464,000	Xcel Energy, Inc.	0.5000	10/15/23	442,972
				3,676,116
	ENTERTAINMENT CONTENT — 0.6%
1,000,000	Walt Disney Company (The) B	7.7500	01/20/24	1,032,912

	FOOD — 2.3%
150,000	Cargill, Inc.(a)	0.4000	02/02/24	141,528
1,415,000	Conagra Brands, Inc.	0.5000	08/11/23	1,361,658
950,000	Danone S.A.(a)	2.5890	11/02/23	923,470
250,000	Mondelez International, Inc. B	2.1250	03/17/24	239,682
1,000,000	Nestle Holdings, Inc.(a)	3.3500	09/24/23	987,754
				3,654,092
	GAS & WATER UTILITIES — 1.2%
1,000,000	Korea Gas Corporation(a)	3.8750	02/12/24	985,066
1,000,000	Southern Company Gas Capital Corporation	2.4500	10/01/23	973,868
				1,958,934
	HEALTH CARE FACILITIES & SERVICES — 1.3%
200,000	Cigna Corporation	3.7500	07/15/23	197,982
434,000	Cigna Corporation	0.6130	03/15/24	408,453
500,000	CVS Health Corporation	4.0000	12/05/23	495,536
500,000	Laboratory Corp of America Holdings	4.0000	11/01/23	494,768
500,000	Laboratory Corp of America Holdings	3.2500	09/01/24	481,423
				2,078,162

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	HOME CONSTRUCTION — 0.4%
700,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	$ 690,774

	HOUSEHOLD PRODUCTS — 0.3%
500,000	Kimberly-Clark Corporation		2.4000	06/01/23	494,152

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
500,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	491,717
500,000	Citigroup Global Markets Holdings, Inc.		2.8500	06/27/23	491,035
1,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	975,155
500,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 0.538%	0.6270	11/17/23	498,719
500,000	Goldman Sachs Group, Inc. (The)		1.2170	12/06/23	478,437
200,000	Morgan Stanley(b)	SOFRRATE + 0.466%	0.5600	11/10/23	199,742
500,000	Morgan Stanley MTN(b)	SOFRRATE + 0.455%	0.5290	01/25/24	492,529
					3,627,334
	INSURANCE — 0.8%
500,000	American International Group, Inc.		4.1250	02/15/24	493,064
338,000	Liberty Mutual Group, Inc.(a)		4.2500	06/15/23	334,559
500,000	Pacific Life Insurance Company(a)		7.9000	12/30/23	513,066
					1,340,689
	LEISURE FACILITIES & SERVICES — 0.3%
500,000	Marriott International, Inc.		4.1500	12/01/23	494,139

	MEDICAL EQUIPMENT & DEVICES — 0.9%
300,000	Baxter International, Inc.		0.8680	12/01/23	286,801
600,000	Becton Dickinson and Company		3.7340	12/15/24	581,887
595,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	571,355
					1,440,043
	OIL & GAS PRODUCERS — 2.7%
950,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	938,034
480,000	Eni SpA(a)		4.0000	09/12/23	471,389
1,000,000	Phillips 66		0.9000	02/15/24	946,275
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.8500	10/15/23	983,006

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	OIL & GAS PRODUCERS — 2.7% (Continued)
1,000,000	USX Corporation/Consolidated		8.1250	07/15/23	$ 1,015,618
					4,354,322
	REAL ESTATE INVESTMENT TRUSTS — 2.5%
382,000	American Tower Corporation		3.0000	06/15/23	376,623
1,000,000	American Tower Corporation		0.6000	01/15/24	945,076
1,500,000	Crown Castle International Corporation		3.1500	07/15/23	1,477,056
750,000	Crown Castle International Corporation		3.2000	09/01/24	722,866
375,000	Office Properties Income Trust		4.2500	05/15/24	340,625
200,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.6250	05/01/24	197,662
					4,059,908
	RETAIL - CONSUMER STAPLES — 0.3%
500,000	Walgreens Boots Alliance, Inc.		0.9500	11/17/23	478,840

	SOFTWARE — 1.4%
500,000	Oracle Corporation		3.6250	07/15/23	494,689
500,000	Oracle Corporation		2.4000	09/15/23	487,838
1,300,000	VMware, Inc.		0.6000	08/15/23	1,251,944
					2,234,471
	SPECIALTY FINANCE — 3.2%
500,000	AerCap Ireland Capital DAC / AerCap Global		4.8750	01/16/24	490,822
1,000,000	Ally Financial, Inc.		3.0500	06/05/23	983,455
500,000	Ally Financial, Inc.		1.4500	10/02/23	479,624
1,500,000	American Express Company		3.4000	02/22/24	1,462,078
759,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	747,239
750,000	Capital One Financial Corporation(b)	SOFRRATE + 0.690%	1.3430	12/06/24	710,494
279,000	SMBC Aviation Capital Finance DAC(a)		4.1250	07/15/23	274,972
					5,148,684
	TECHNOLOGY HARDWARE — 0.9%
500,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	499,314
1,000,000	Hewlett Packard Enterprise Company		4.4500	10/02/23	989,432
					1,488,746
	TECHNOLOGY SERVICES — 0.8%
300,000	Fiserv, Inc.		3.8000	10/01/23	295,625

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	TECHNOLOGY SERVICES — 0.8% (Continued)
600,000	International Business Machines Corporation			3.6250	02/12/24	$ 589,598
338,000	Leidos, Inc.			2.9500	05/15/23	334,057
						1,219,280
	TELECOMMUNICATIONS — 2.2%
980,000	British Telecommunications plc			4.5000	12/04/23	967,160
1,672,000	Deutsche Telekom International Finance BV(a)			2.4850	09/19/23	1,630,307
383,000	Sprint Corporation			7.8750	09/15/23	389,897
500,000	T-Mobile USA, Inc.			3.5000	04/15/25	477,121
						3,464,485
	TRANSPORTATION & LOGISTICS — 0.7%
1,115,000	Penske Truck Leasing Company Lp / PTL Finance(a)			4.1250	08/01/23	1,100,832

	TRANSPORTATION EQUIPMENT — 0.1%
250,000	Daimler Trucks Finance North America, LLC(a)			1.1250	12/14/23	238,260

	TOTAL CORPORATE BONDS (Cost $80,945,384)					79,143,805

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.6%
	U.S. TREASURY BILLS — 43.6%
68,200,000	United States Treasury Bill(d)			–	11/25/22	68,051,034
1,000,000	United States Treasury Note			2.2500	03/31/24	967,129
500,000	United States Treasury Note			2.5000	04/30/24	484,551
						69,502,714
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $69,566,119)					69,502,714

Contracts(e)
	INDEX OPTIONS PURCHASED - 1.2%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.9%
100	S&P 500 INDEX SPX US 01/20/23 C4100	IB	01/20/2023	$ 4,100	$ 41,000,000	$ 831,500
10	S&P 500 INDEX SPX US 02/17/23 C4000	IB	02/17/2023	4,000	4,000,000	154,800
150	S&P 500 INDEX SPX US 12/16/22 C4200	IB	12/16/2022	4,200	63,000,000	396,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,456,237)					1,382,300

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Contracts(e)
	INDEX OPTIONS PURCHASED - 1.2% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 0.3%
50	S&P 500 INDEX SPX US 01/20/23 P3500	IB	01/20/2023	$ 3,500	$ 17,500,000	$ 281,250
50	S&P 500 INDEX SPX US 12/16/22 P3600	IB	12/16/2022	3,600	18,000,000	233,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,141,800)					514,500

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,598,037)					1,896,800

	TOTAL INVESTMENTS - 94.4% (Cost $153,109,540)					$ 150,543,319
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.6%					8,919,692
	NET ASSETS - 100.0%					$ 159,463,011

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker/Counterparty	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
50	CME E-Mini Standard & Poor's 500 Index Future		IB	12/16/2022	$ 9,707,500	$ (392,500)
TOTAL FUTURES CONTRACTS

A/S	- Anonim Sirketi
IB	- Interactive Brokers
LLC	- Limited Liability Company
LP	- Limited Partnership
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is $20,053,359 or 12.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2022.
(d)	Zero coupon bond.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.